Earnings per share	12 Months Ended
Mar. 31, 2018
Earning per share
Earning per share

 8. Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	2018 Millions	2017 Millions	2016 Millions
Weighted average number of shares for basic earnings per share	27,770	27,971	26,692
Effect of dilutive potential shares: restricted shares and share options	87	—	—
Weighted average number of shares for diluted earnings per share	27,857	27,971	26,692

	2018		2017		2016
	€m		€m		€m
Earnings/(loss) for earnings per share from continuing operations	4,408		(2,190)		(5,410)
(Loss)/earnings for earnings per share from discontinued operations	(1,969)		(4,107)		5
Earnings/(loss) for basic and diluted earnings per share	2,439		(6,297)		(5,405)

	eurocents		eurocents		eurocents
Basic earnings/(loss) per share from continuing operations	15.87	c	(7.83)	c	(20.27)	c
Basic (loss)/earnings per share from discontinued operations	(7.09)	c	(14.68)	c	0.02	c
Basic earnings/(loss) per share	8.78	c	(22.51)	c	(20.25)	c

	eurocents		eurocents		eurocents
Diluted earnings/(loss) per share from continuing operations	15.82	c	(7.83)	c	(20.27)	c
Diluted (loss)/earnings per share from discontinued operations	(7.06)	c	(14.68)	c	0.02	c
Diluted earnings/(loss) per share	8.76	c	(22.51)	c	(20.25)	c